Leases - Minimum Future Income (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 202,234
2015	152,173
2016	107,917
2017	52,623
2018	45,965
Thereafter	246,472
Total minimum lease revenue, net of commissions	$ 807,384